Income Taxes (Details 3) (KRW) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes
Deferred tax credit carryforwards	2,642
Percentage of realizable deferred tax assets from tax credit carry forwards	13.00%
Net deferred tax assets (liabilities)		8,606
Deferred foreign tax credit carryforwards	13,901	19,441
Tax credit carryforwards for research and human resource development	3,507	3,027
Temporary differences and loss carryforwards, recognized valuation allowance	30,902	24,352	19,712	14,531
Tax expense (benefit) at Korean statutory tax rate, rate (as a percent)	22.00%	22.00%	22.00%
Gravity Co., Ltd
Income Taxes
Net deferred tax assets (liabilities)	9,258
Deferred foreign tax credit carryforwards	12,681
Tax credit carryforwards for research and human resource development	1,988
Tax credits carry forwards, recognized valuation allowance	21,714
Gravity Co., Ltd | Korea
Income Taxes
Available loss carryforwards	22,763
Gravity Entertainment Corporation
Income Taxes
Percentage of Ownership	100.00%
Gravity Entertainment Corporation | Japan
Income Taxes
Net deferred tax assets (liabilities)	244
Available loss carryforwards	14
Temporary differences and loss carryforwards, recognized valuation allowance	108
NeoCyon, Inc.
Income Taxes
Percentage of Ownership	96.11%
NeoCyon, Inc. | Korea
Income Taxes
Net deferred tax assets (liabilities)	646
Deferred foreign tax credit carryforwards	744
Tax credit carryforwards for research and human resource development	1,431
Percentage of Ownership	96.11%
Available loss carryforwards	3,712
Temporary differences and loss carryforwards, recognized valuation allowance	3,134
Gravity Interactive, Inc.
Income Taxes
Percentage of Ownership	100.00%
Gravity Interactive, Inc. | United States
Income Taxes
Available loss carryforwards, recognized valuation allowance	2,822
Gravity Interactive, Inc. | Federal Tax | United States
Income Taxes
Available loss carryforwards	7,328
Gravity Interactive, Inc. | State tax | United States
Income Taxes
Available loss carryforwards	7,696
Gravity Games Corporation
Income Taxes
Percentage of Ownership	85.50%
Gravity Games Corporation | Korea
Income Taxes
Net deferred tax assets (liabilities)	1,772
Deferred foreign tax credit carryforwards	477
Tax credit carryforwards for research and human resource development	158
Percentage of Ownership	85.50%
Available loss carryforwards	9,543
Temporary differences and loss carryforwards, recognized valuation allowance	3,124